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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                            Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Bond Fund
Schedule of Investments  9/30/07

 Shares                                                              Value

          PREFERRED STOCK - 0.4 %
          Insurance - 0.4 %
          Life & Health Insurance - 0.4 %
 153,800  Delphi Financial Group, 7.376%, 5/15/37               $ 3,583,540
          TOTAL PREFERRED STOCK
          (Cost  $3,845,000)                                    $ 3,583,540
Principal
Amount    ASSET BACKED SECURITIES - 3.8 %
          Energy - 0.1 %
          Oil & Gas Equipment $=& Services - 0.1 %
1,000,000 Sevan Marine ASA Flotaing Rate Note 5/14/13 (144A)    $   995,000
          Total Energy                                          $   995,000
          Transportation - 0.1 %
          Airlines - 0.1 %
1,286,124 Southwest Airlines Co., 7.67%, 1/2/14                 $ 1,321,621
          Total Transportation                                  $ 1,321,621
          Consumer Services - 0.4 %
          Restaurants - 0.4 %
3,620,000 Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (144$ 3,718,142
          Total Consumer Services                               $ 3,718,142
          Food & Drug Retailing - 0.5 %
          Food Retail - 0.5 %
4,870,000 Dominos Pizza Master Issuer LL, 7.629%, 4/25/37       $ 4,712,456
          Total Food & Drug Retailing                           $ 4,712,456
          Banks - 0.4 %
          Thrifts & Mortgage Finance - 0.4 %
3,375,000 GMAC Commercial Mortgage Securities, Inc., 4.864%, 12/$ 3,254,002
 902,222  Taganka Car Loan Finance Plc, Floating Rate Note, 11/1    902,222
                                                                $ 4,156,224
          Total Banks                                           $ 4,156,224
          Diversified Financials - 1.7 %
          Diversified Financial Services - 1.7 %
2,734,835 Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)     $ 2,882,079
10,135,000JP Morgan Chase Commercial Mortgage Sec Corp., 5.8755% 10,421,064 1,375,820 PF Export Receivable Master Trust, 6.436%, 6/1/15 (144 1,387,308
2,168,626 Power Receivables Finance, 6.29%, 1/1/12 (144A)         2,233,143
                                                                $16,923,594
          Total Diversified Financials                          $16,923,594
          Utilities - 0.6 %
          Electric Utilities - 0.6 %
 678,280  Crocket Cogeneration, 5.869%, 3/30/25 (144A)          $   672,630
1,564,506 FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A)     1,620,655
 498,400  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)           508,991
2,705,579 Tenaska Alabama, 7.0%, 6/30/21 (144A)                   2,717,773
                                                                $ 5,520,049
          Total Utilities                                       $ 5,520,049
          TOTAL ASSET BACKED SECURITIES
          (Cost  $37,387,890)                                   $37,347,086

          COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3 %
          Banks - 3.0 %
          Thrifts & Mortgage Finance - 3.0 %
1,440,000 Bank of America Commercial Mortgage, Inc., 4.877%, 7/1$ 1,392,538
 456,814 Impac Securities Assets Corp., Floating Rate Note, 11/ 457,201 1,171,230 Impac Securities Assets Corp., Floating Rate Note, 2/2 1,189,531
10,000,000LB-UBS Commercial Mortgage, 5.372%, 9/15/39             9,884,066
7,770,000 SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49         7,170,630
2,640,000 SASC 2007 BHC1 A2, Floating Rate Note, 12/18/49         2,349,442
1,825,000 SBA CMBS Trust, 6.709%, 11/15/36                        1,778,364
1,300,000 T SRA R 2006-1 B, 5.7467%, 10/15/36                     1,279,941
3,787,250 Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15  3,638,277
 715,284  Wells Fargo Mortgage Backed Security, 5.25%, 12/25/33     684,526
                                                                $29,824,516
          Total Banks                                           $29,824,516
          Diversified Financials - 0.8 %
          Diversified Financial Services - 0.8 %
1,000,000 CS First Boston Mortgage Security, 7.0%, 5/25/32      $ 1,002,186
 819,665  First Horizon Mortgage Pass-Through Trust, 5.0%, 3/25/    797,893
1,150,000 Global Signal, 7.036%, 2/15/36 (144A)                   1,104,575
1,582,774 Morgan Stanley Capital I, 5.25%, 12/25/17               1,553,662
 515,707  Morgan Stanley Capital I, 7.0%, 7/25/33                   526,021
1,885,336 RALI 2005-QA10 A41, 5.7412%, 9/25/35                    1,880,646
 239,753  Salomon Brothers Mortgage Securities, 8.0%, 9/25/30       241,014
 575,000  Tower 2004-2A F, 6.376%, 12/15/14                         546,480
                                                                $ 7,652,477
          Total Diversified Financials                          $ 7,652,477
          Government - 0.5 %
 154,701  Federal Home Loan Bank, 6.0%, 4/15/32                 $   158,008
4,556,337 Federal National Mortgage Association, 6.1%, 9/15/18    4,491,473
                                                                $ 4,649,481
          Total Government                                      $ 4,649,481
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost  $43,410,230)                                   $42,126,474

          CORPORATE BONDS - 17.8 %
          Energy - 0.7 %
          Integrated Oil & Gas - 0.2 %
  45,000  Petro-Canada, 4.0%, 7/15/13                           $    41,421
2,000,000 Phillips Pete Co., 6.375%, 3/30/09                      2,045,684
  25,000  USX Corp., 6.85%, 3/1/08                                   25,155
                                                                $ 2,112,260
          Oil & Gas Equipment & Services - 0.1 %
 875,000  Holly Energy Partners LP, 6.25%, 3/1/15               $   813,750
          Oil & Gas Exploration & Production - 0.3 %
  75,000  Pemex Project Funding Master, 9.125%, 10/13/10        $    82,913
1,259,060 Ras Laffan Liq Natural Gas, 3.437%, 9/15/09 (144A)      1,246,507
1,605,000 Ras Laffan LNG 3, 5.832%, 9/30/16 (144A)                1,598,323
 650,000  Southern Star Central Corp., 6.75%, 3/1/16                621,563
                                                                $ 3,549,306
          Oil & Gas Refining & Marketing - 0.0 %
 320,000  Boardwalk Pipelines LLC, 5.5%, 2/1/17                 $   309,110
          Total Energy                                          $ 6,784,426
          Materials - 0.6 %
          Aluminum - 0.2 %
1,700,000 Novelis Inc., 7.25%, 2/15/15                          $ 1,640,500
          Commodity Chemicals - 0.1 %
1,500,000 Nova Chemicals, Ltd., 6.5%, 1/15/12                   $ 1,417,500
          Construction Materials - 0.2 %
2,000,000 Vulcan Materials Co., 6.0%, 4/1/09                    $ 2,032,772
          Fertilizers & Agricultural Chemicals - 0.0 %
  45,000  Potash Corp. Saskatchewan, 4.875%, 3/1/13             $    43,638
          Paper Products - 0.1 %
1,300,000 Bowater Canada Finance, 7.95%, 11/15/11               $ 1,069,250
          Total Materials                                       $ 6,203,660
          Capital Goods - 1.7 %
          Aerospace & Defense - 0.0 %
  40,000  Boeing Co., 5.125%, 2/15/13                           $    39,823
          Construction & Farm Machinery & Heavy Trucks - 0.7 %
1,000,000 Caterpillar, Inc., 6.55%, 5/1/11                      $ 1,044,546
5,000,000 Deere & Co., 7.0%, 3/15/12                              5,345,550
                                                                $ 6,390,096
          Electrical Component & Equipment - 0.1 %
1,387,939 Orcal Geothermal, 6.21%, 12/30/20 (144A)              $ 1,412,144
          Industrial Conglomerates - 0.7 %
7,000,000 GE Electric Co., 5.0%, 2/1/13                         $ 6,938,862
          Trading Companies & Distributors - 0.2 %
2,350,000 Glencore Funding LLC, 6.0%, 4/15/14 (144A)            $ 2,314,644
          Total Capital Goods                                   $17,095,569
          Consumer Durables & Apparel - 0.3 %
          Homebuilding - 0.3 %
1,230,000 C10 Capital SPV Ltd., Floating Rate Note, 12/31/49    $ 1,179,447
2,260,000 C8 Capital SPV Ltd., Floating Rate Note, 12/31/49       2,196,630
                                                                $ 3,376,077
          Total Consumer Durables & Apparel                     $ 3,376,077
          Consumer Services - 0.5 %
          Casinos & Gaming - 0.2 %
2,030,000 Station Casinos, Inc., 6.625%, 3/15/18                $ 1,700,125
          Education Services - 0.3 %
2,800,000 President & Fellows of Harvard, 6.3%, 10/1/37         $ 2,952,544
          Total Consumer Services                               $ 4,652,669
          Media - 0.5 %
          Broadcasting & Cable TV - 0.0 %
 135,000  Comcast Corp., 5.3%, 1/15/14                          $   131,068
          Media - 0.5 %
5,000,000 Comcast Cable Corp., 6.75%, 1/30/11                   $ 5,185,985
          Total Media                                           $ 5,317,053
          Retailing - 0.1 %
          Department Stores - 0.1 %
1,000,000 May Department Store Co., 7.9%, 10/15/07              $ 1,000,500
  25,000  Nordstrom, Inc., 5.625%, 1/15/09                           24,874
                                                                $ 1,025,374
          Total Retailing                                       $ 1,025,374
          Food, Beverage & Tobacco - 0.6 %
          Brewers - 0.0 %
  55,000  Miller Brewing Co., 5.5%, 8/15/13 (144A)              $    53,907
          Packaged Foods & Meats - 0.6 %
5,055,000 Unilever Capital Corp., 7.125%, 11/1/10               $ 5,369,785
          Soft Drinks - 0.0 %
  55,000  Bottling Group LLC, 5.0%, 11/15/13                    $    54,023
          Total Food Beverage & Tobacco                         $ 5,477,715
          Health Care Equipment & Services - 0.1 %
          Health Care Facilities - 0.1 %
 800,000  HCA Inc., 9.625%, 11/15/16                            $   854,000
          Total Health Care Equipment & Services                $   854,000
          Pharmaceuticals & Biotechnology - 0.4 %
          Pharmaceuticals - 0.4 %
4,345,000 Valeant Pharmaceuticals, 7.0%, 12/15/11               $ 4,258,100
          Total Pharmaceuticals & Biotechnology                 $ 4,258,100
          Banks - 1.1 %
          Diversified Banks - 0.6 %
1,100,000 Nationsbank Corp., 7.75%, 8/15/15                     $ 1,225,645
 200,000  TNK-BP Finance SA, 6.625%, 3/20/17                        187,280
1,000,000 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)                 931,300
1,880,000 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                 1,867,028
2,000,000 US Bank, 3.75%, 2/6/09                                  1,968,072
                                                                $ 6,179,325
          Regional Banks - 0.4 %
4,500,000 Branch Banking & Trust Co., 4.875%, 1/15/13           $ 4,335,273
          Total Banks                                           $10,514,598
          Diversified Financials - 2.4 %
          Asset Management & Custody Banks - 1.6 %
2,000,000 Bank of New York, 4.95%, 3/15/15                      $ 1,883,632
 950,000  Eaton Vance Corp., 6.5%, 10/2/17                          948,689
2,000,000 Mellon Financial Co., 6.4%, 5/14/11                     2,073,846
6,000,000 Northern Trust Co., 7.1%, 8/1/09                        6,226,062
5,000,000 State Street Corp., 7.65%, 6/15/10                      5,313,560
                                                                $16,445,789
          Consumer Finance - 0.6 %
2,055,000 Ford Motor Credit Co., 5.7%, 1/15/10                  $ 1,932,528
2,500,000 SLM Corp., Floating Rate Note, 4/18/08                  2,480,310
2,340,000 SLM Corp., Floating Rate Note, 7/25/14                  1,684,800
                                                                $ 6,097,638
          Diversified Financial Services - 0.1 %
1,000,000 Bank One Texas National, 6.25%, 2/15/08               $ 1,004,052
          Total Diversified Financials                          $23,547,479
          Insurance - 3.9 %
          Life & Health Insurance - 0.7 %
1,000,000 Metlife, 6.125%, 12/1/11                              $ 1,036,073
2,830,000 Presidential Life Corp., 7.875%, 2/15/09                2,830,000
3,500,000 Protective Life, 4.0%, 10/7/09                          3,456,233
                                                                $ 7,322,306
          Multi-Line Insurance - 1.5 %
5,000,000 Asif Global Financial XVIII, 3.85%, 11/26/07 (144A)   $ 4,987,210
4,450,000 Hanover Insurance Group, 7.625%, 10/15/25               4,617,173
4,160,000 Liberty Mutual Group, 7.0%, 3/15/37 (144A)              3,880,323
1,950,000 Loew Corp., 5.25%, 3/15/16                              1,875,309
                                                                $15,360,015
          Property & Casualty Insurance - 1.0 %
3,467,000 Ambac Financial Group, Inc., Floating Rate Note, 2/15/$ 2,991,390
1,000,000 Chubb Corp., 6.0%, 11/15/11                             1,014,926
3,385,000 Kingsway America, Inc., 7.5%, 2/1/14                    3,450,307
2,585,000 Ohio Casualty Corp., 7.3%, 6/15/14                      2,764,709
                                                                $10,221,332
          Reinsurance - 0.6 %
5,700,000 Platinum Underwriters HD, 7.5%, 6/1/17                $ 6,036,391
          Total Insurance                                       $38,940,044
          Real Estate - 1.6 %
          Real Estate Management & Development - 0.7 %
7,200,000 Forest City Enterprises, 7.625%, 6/1/15               $ 6,786,000
          Real Estate Investment Trusts - 0.9 %
1,100,000 Colonial Reality LP, 6.15%, 4/15/13                   $ 1,101,210
3,575,000 Health Care, Inc., 6.2%, 6/1/16                         3,466,073
 860,000  Health Care, Inc., 6.0%, 11/15/13                         853,989
 935,000  Health Care, Inc., 8.0%, 9/12/12                        1,025,772
1,815,000 Trustreet Properties, Inc., 7.5%, 4/1/15                1,945,640
 565,000  Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)        576,300
                                                                $ 8,968,984
          Total Real Estate                                     $15,754,984
          Technology Hardware & Equipment - 1.1 %
          Computer Hardware - 0.7 %
5,000,000 International Business Machines, 5.375%, 2/1/09       $ 5,035,270
2,000,000 NCR Corp., 7.125%, 6/15/09                              2,068,048
                                                                $ 7,103,318
          Electronic Manufacturing Services - 0.2 %
1,980,000 Flextronics Intl, Ltd. 6.5%, 5/15/13                  $ 1,890,900
          Technology Distributors - 0.2 %
1,745,000 Anixter International Corp., 5.95%, 3/1/15            $ 1,596,675
          Total Technology Hardware & Equipment                 $10,590,893
          Telecommunication Services - 0.2 %
          Integrated Telecommunication Services - 0.2 %
1,500,000 GTE California, Inc., 6.7%, 9/1/09                    $ 1,540,067
          Total Telecommunication Services                      $ 1,540,067
          Utilities - 2.0 %
          Electric Utilities - 1.2 %
1,700,000 Alabama Power Co., 7.125%, 10/1/07                    $ 1,700,000
 900,000  Commonwealth Edison, 6.15%, 9/15/17                       905,349
2,050,000 Entergy Gulf States, 5.7%, 6/1/15                       1,995,564
3,000,000 Georgia Power Co., 4.0%, 1/15/11                        2,882,199
2,450,000 Intergen NV, 9.0%, 6/30/17                              2,572,500
1,555,000 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)        1,543,446
                                                                $11,599,058
          Gas Utilities - 0.1 %
1,720,000 Southern Union Co., 7.2%, 11/1/66                     $ 1,727,841
          Independent Power Producer & Energy Traders - 0.5 %
5,000,000 Duke Energy Corp., 6.25%, 1/15/12                     $ 5,176,114
          Multi-Utilities - 0.1 %
1,245,000 NSG Holdings LLC, 7.75%, 12/15/25 (144A)              $ 1,232,550
          Total Utilities                                       $19,735,563
          TOTAL CORPORATE BONDS
          (Cost  $176,157,590)                                  $175,668,271

          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 70.3 %
  65,000  Federal Home Loan Mortgage Corp., 3.875%, 6/14/13     $    62,311
4,827,813 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20         4,647,786
12,143,287Federal Home Loan Mortgage Corp., 4.5%, 10/1/20        11,690,469
8,945,445 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35         8,311,586
 380,859  Federal Home Loan Mortgage Corp., 4.5%, 11/1/18           367,567
4,796,576 Federal Home Loan Mortgage Corp., 4.5%, 11/1/20         4,617,713
2,171,661 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20          2,090,681
 608,623  Federal Home Loan Mortgage Corp., 4.5%, 4/1/35            566,334
2,616,750 Federal Home Loan Mortgage Corp., 4.5%, 5/1/20          2,519,172
4,002,894 Federal Home Loan Mortgage Corp., 4.5%, 8/1/20          3,856,750
9,940,974 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35         9,236,573
 757,609  Federal Home Loan Mortgage Corp., 4.5%, 11/1/35           703,926
5,190,034 Federal Home Loan Mortgage Corp., 4.5%, 9/1/35          4,822,277
 175,399  Federal Home Loan Mortgage Corp., 4.5%, 9/1/35            162,970
6,944,979 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20         6,809,469
16,501,067Federal Home Loan Mortgage Corp., 5.0%, 11/1/35        15,765,767
2,263,860 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35          2,163,044
 613,074  Federal Home Loan Mortgage Corp., 5.0%, 7/1/35            585,772
1,325,576 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34         1,300,684
1,482,326 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34         1,455,460
4,282,965 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35         4,198,977
1,432,422 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18         1,434,937
3,932,794 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35          3,855,674
1,917,109 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33          1,882,593
  64,687  Federal Home Loan Mortgage Corp., 6.0% 3/1/33              64,994
 232,302  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33            233,404
 230,097  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34            231,188
 486,081  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34            487,710
 921,379  Federal Home Loan Mortgage Corp., 6.0%, 12/1/33           925,749
 215,709  Federal Home Loan Mortgage Corp., 6.0%, 12/1/33           217,465
 233,463  Federal Home Loan Mortgage Corp., 6.0%, 12/1/33           234,570
 520,245  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33            523,843
 466,174  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33            468,797
1,543,936 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33          1,552,622
 870,161  Federal Home Loan Mortgage Corp., 6.0%, 4/1/35            871,897
 330,756  Federal Home Loan Mortgage Corp., 6.0%, 5/1/17            335,665
3,552,749 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34          3,564,656
 591,123  Federal Home Loan Mortgage Corp., 6.0%, 5/1/34            593,104
2,607,665 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35          2,612,866
 960,846  Federal Home Loan Mortgage Corp., 6.0%, 6/1/35            962,763
1,365,208 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34          1,369,784
1,155,795 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33          1,161,277
  46,682  Federal Home Loan Mortgage Corp., 6.5%,  1/1/29            47,943
 415,262  Federal Home Loan Mortgage Corp., 6.5%, 10/1/33           426,033
 232,391  Federal Home Loan Mortgage Corp., 6.5%, 10/1/33           238,723
10,000,000Federal Home Loan Mortgage Corp., 6.5%, 10/1/37        10,178,120
  58,646  Federal Home Loan Mortgage Corp., 6.5%, 11/1/33            60,017
1,272,705 Federal Home Loan Mortgage Corp., 6.5%, 3/1/13          1,292,500
  99,148  Federal Home Loan Mortgage Corp., 6.5%, 7/1/32            101,509
   9,796  Federal Home Loan Mortgage Corp., 7.0%, 12/1/30            10,187
     553  Federal Home Loan Mortgage Corp., 8.0%, 4/1/08                555
4,139,452 Federal National Mortgage Association, 4.0%, 8/1/18     3,913,363
3,322,210 Federal National Mortgage Association, 4.5%, 10/1/35    3,083,771
2,865,153 Federal National Mortgage Association, 4.5%, 10/1/35    2,659,518
5,414,931 Federal National Mortgage Association, 4.5%, 11/1/20    5,215,079
6,867,457 Federal National Mortgage Association, 4.5%, 4/1/19     6,618,786
4,594,006 Federal National Mortgage Association, 4.5%, 4/1/22     4,422,534
 175,649  Federal National Mortgage Association, 4.78%, 12/1/12     172,059
2,533,548 Federal National Mortgage Association, 5.0%, 10/1/20    2,484,080
 194,666  Federal National Mortgage Association, 5.0%, 12/1/17      191,529
1,899,461 Federal National Mortgage Association, 5.0%, 12/1/21    1,862,298
 506,012  Federal National Mortgage Association, 5.0%, 2/1/20       496,132
9,031,482 Federal National Mortgage Association, 5.0%, 2/1/22     8,852,465
1,755,980 Federal National Mortgage Association, 5.0%, 2/1/36     1,677,732
 154,122  Federal National Mortgage Association, 5.0%, 3/1/33       147,536
 105,177  Federal National Mortgage Association, 5.0%, 5/1/34       100,592
9,210,172 Federal National Mortgage Association, 5.0%, 6/1/36     8,788,056
 140,000  Federal National Mortgage Association, 5.24%, 8/7/18      139,811
4,175,042 Federal National Mortgage Association, 5.429%, 12/1/36  4,192,376
8,895,507 Federal National Mortgage Association, 5.448%, 8/1/36   8,933,750
2,636,789 Federal National Mortgage Association, 5.5%, 12/1/17    2,638,940
 721,447  Federal National Mortgage Association, 5.5%, 12/1/18      721,356
 165,636  Federal National Mortgage Association, 5.5%, 2/1/18       165,815
1,367,117 Federal National Mortgage Association, 5.5%, 3/1/25     1,350,642
4,490,815 Federal National Mortgage Association, 5.5%, 3/1/36     4,399,515
 632,846  Federal National Mortgage Association, 5.5%, 4/1/19       633,362
23,185,466Federal National Mortgage Association, 5.5%, 4/1/36    22,737,374
6,890,262 Federal National Mortgage Association, 5.5%, 4/1/36     6,750,181
8,062,681 Federal National Mortgage Association, 5.5%, 5/1/36     7,898,764
3,651,909 Federal National Mortgage Association, 5.5%, 5/1/36     3,577,664
3,731,087 Federal National Mortgage Association, 5.5%, 5/1/36     3,655,233
4,905,096 Federal National Mortgage Association, 5.5%, 5/1/37     4,802,998
5,383,628 Federal National Mortgage Association, 5.5%, 6/1/36     5,274,177
4,570,733 Federal National Mortgage Association, 5.5%, 6/1/36     4,477,808
1,999,998 Federal National Mortgage Association, 5.5%, 7/1/22     1,994,105
  69,228  Federal National Mortgage Association, 5.5%, 7/1/23        68,509
1,844,466 Federal National Mortgage Association, 5.5%, 7/1/33     1,811,791
7,299,996 Federal National Mortgage Association, 5.5%, 8/1/22     7,278,487
 152,526  Federal National Mortgage Association, 5.5%, 9/1/17       152,651
2,576,572 Federal National Mortgage Association, 5.5%, 9/1/19     2,573,634
4,868,576 Federal National Mortgage Association, 5.536%, 8/1/36   4,934,384
   6,180  Federal National Mortgage Association, 6.0%, 1/1/29         6,234
   5,633  Federal National Mortgage Association, 6.0%, 1/1/29         5,789
  23,029  Federal National Mortgage Association, 6.0%, 1/1/32        23,208
 643,093  Federal National Mortgage Association, 6.0%, 10/1/32      646,877
 196,375  Federal National Mortgage Association, 6.0%, 10/1/34      197,094
4,253,439 Federal National Mortgage Association, 6.0%, 10/1/35    4,263,428
 217,500  Federal National Mortgage Association, 6.0%, 11/1/32      218,779
 226,106  Federal National Mortgage Association, 6.0%, 11/1/33      227,248
 127,244  Federal National Mortgage Association, 6.0%, 11/1/34      127,710
  68,416  Federal National Mortgage Association, 6.0%, 2/1/32        68,925
  34,149  Federal National Mortgage Association, 6.0%, 2/1/35        34,274
  90,696  Federal National Mortgage Association, 6.0%, 2/1/35        91,028
 690,022  Federal National Mortgage Association, 6.0%, 3/1/33       694,083
  55,067  Federal National Mortgage Association, 6.0%, 3/1/33        55,345
1,881,234 Federal National Mortgage Association, 6.0%, 4/1/33     1,890,735
2,164,737 Federal National Mortgage Association, 6.0%, 4/1/35     2,175,670
 960,330  Federal National Mortgage Association, 6.0%, 5/1/35       962,586
 303,649  Federal National Mortgage Association, 6.0%, 6/1/16       308,380
1,951,481 Federal National Mortgage Association, 6.0%, 6/1/37     1,953,790
 943,833  Federal National Mortgage Association, 6.0%, 7/1/33       948,600
  47,325  Federal National Mortgage Association, 6.0%, 8/1/32        47,604
1,537,150 Federal National Mortgage Association, 6.0%, 8/1/34     1,539,450
  11,361  Federal National Mortgage Association, 6.0%, 9/1/29        11,453
   7,185  Federal National Mortgage Association, 6.0%, 9/1/32         7,228
 155,727  Federal National Mortgage Association, 6.0%, 9/1/34       156,297
 768,805  Federal National Mortgage Association, 6.0%, 9/1/34       771,620
3,109,301 Federal National Mortgage Association, 6.0%, 9/1/34     3,120,686
 148,344  Federal National Mortgage Association, 6.0%, 9/1/34       148,887
1,763,516 Federal National Mortgage Association, 6.0%, 7/1/33     1,772,423
  67,300  Federal National Mortgage Association, 6.5%, 10/1/31       68,985
  26,479  Federal National Mortgage Association, 6.5%, 10/1/31       27,142
 241,467  Federal National Mortgage Association, 6.5%, 10/1/32      247,302
  65,220  Federal National Mortgage Association, 6.5%, 2/1/32        66,852
 164,218  Federal National Mortgage Association, 6.5%, 2/1/32       168,187
 181,695  Federal National Mortgage Association, 6.5%, 3/1/32       186,085
  12,393  Federal National Mortgage Association, 6.5%, 4/1/31        12,703
  89,433  Federal National Mortgage Association, 6.5%, 5/1/31        91,672
 190,498  Federal National Mortgage Association, 6.5%, 6/1/31       195,400
  61,110  Federal National Mortgage Association, 6.5%, 7/1/29        62,779
  26,519  Federal National Mortgage Association, 6.5%, 7/1/34        27,085
8,182,465 Federal National Mortgage Association, 6.5%, 7/1/36     8,332,614
  39,538  Federal National Mortgage Association, 6.5%, 8/1/31        40,528
  68,642  Federal National Mortgage Association, 6.5%, 9/1/31        70,360
 103,278  Federal National Mortgage Association, 7.0%, 1/1/32       107,549
     503  Federal National Mortgage Association, 7.0%, 10/25/07         502
   7,685  Federal National Mortgage Association, 7.0%, 12/1/30        8,009
  25,260  Federal National Mortgage Association, 7.0%, 12/1/30       26,323
  97,877  Federal National Mortgage Association, 7.0%, 12/1/31      101,925
   8,257  Federal National Mortgage Association, 7.0%, 3/1/12         8,508
  50,613  Federal National Mortgage Association, 7.0%, 4/1/31        52,743
 836,634  Federal National Mortgage Association, 7.0%, 5/1/22       861,254
  32,068  Federal National Mortgage Association, 7.0%, 7/1/21        33,454
 461,355  Federal National Mortgage Association, 7.0%, 8/1/22       474,783
1,194,098 Federal National Mortgage Association, 7.0%, 9/1/22     1,228,855
  28,976  Federal National Mortgage Association, 7.0%, 9/1/31        30,174
  83,006  Federal National Mortgage Association, 7.0%, 9/1/31        86,439
   4,420  Federal National Mortgage Association, 7.5%, 4/1/30         4,626
   5,790  Federal National Mortgage Association, 7.5%, 8/1/20         6,077
     731  Federal National Mortgage Association, 8.0%, 1/1/31           770
   2,122  Federal National Mortgage Association, 8.0%, 10/1/30        2,236
   8,858  Federal National Mortgage Association, 8.0%, 2/1/29         9,373
   1,555  Federal National Mortgage Association, 8.0%, 2/1/30         1,647
   1,059  Federal National Mortgage Association, 8.0%, 2/1/30         1,122
  32,769  Federal National Mortgage Association, 8.0%, 3/1/31        34,702
   5,962  Federal National Mortgage Association, 8.0%, 4/1/20         6,287
   2,339  Federal National Mortgage Association, 8.0%, 4/1/30         2,466
   1,501  Federal National Mortgage Association, 8.0%, 5/1/31         1,582
   1,691  Federal National Mortgage Association, 8.0%, 7/1/30         1,782
   8,095  Federal National Mortgage Association, 10.3%, 4/25/19       8,480
   7,751  Federal National Mortgage Association, 10.3%, 4/25/19       8,923
 267,029  Government National Mortgage Assoication, 4.5%, 4/15/3    250,885
 162,486  Government National Mortgage Assoication, 4.5%, 5/15/3    152,658
 151,890  Government National Mortgage Association, 4.5%, 1/15/3    142,707
1,064,614 Government National Mortgage Association, 4.5%, 10/15/ 1,001,112 1,140,303 Government National Mortgage Association, 4.5%, 10/15/ 1,072,287 1,833,463 Government National Mortgage Association, 4.5%, 10/15/ 1,722,612
 117,212  Government National Mortgage Association, 4.5%, 2/15/3    110,123
 169,648  Government National Mortgage Association, 4.5%, 3/15/3    159,391
 584,371  Government National Mortgage Association, 4.5%, 3/15/3    549,039
1,603,366 Government National Mortgage Association, 4.5%, 4/15/3  1,506,426
 638,936  Government National Mortgage Association, 4.5%, 4/15/3    600,306
  35,662  Government National Mortgage Association, 4.5%, 6/15/3     33,505
 391,694  Government National Mortgage Association, 4.5%, 7/15/3    368,331
 352,125  Government National Mortgage Association, 4.5%, 8/15/3    331,122
1,834,437 Government National Mortgage Association, 4.5%, 8/15/3 1,725,018 1,399,149 Government National Mortgage Association, 4.5%, 8/15/3 1,315,693
 874,913  Government National Mortgage Association, 4.5%, 9/15/3    822,727
1,445,258 Government National Mortgage Association, 4.5%, 9/15/3  1,359,052
 354,712  Government National Mortgage Association, 4.5%, 9/15/3    333,266
1,941,450 Government National Mortgage Association, 4.5%, 9/15/3 1,824,069 1,395,937 Government National Mortgage Association, 5.0%, 4/15/3 1,352,193 1,479,449 Government National Mortgage Association, 5.0%, 4/15/3 1,432,326
 690,830  Government National Mortgage Association, 5.0%, 7/15/1    680,248
  11,900  Government National Mortgage Association, 5.0%, 7/15/1     11,718
1,215,494 Government National Mortgage Association, 5.5%, 1/15/3 1,199,331 13,667,210Government National Mortgage Association, 5.5%, 1/15/3 13,478,612 23,955,093Government National Mortgage Association, 5.5%, 1/15/3 23,622,872 7,762,494 Government National Mortgage Association, 5.5%, 1/15/3 7,654,839
 243,895  Government National Mortgage Association, 5.5%, 10/15/    244,457
 163,014  Government National Mortgage Association, 5.5%, 10/15/    160,967
 819,059  Government National Mortgage Association, 5.5%, 10/15/    808,502
 870,221  Government National Mortgage Association, 5.5%, 10/15/    858,648
 835,108  Government National Mortgage Association, 5.5%, 10/15/    824,003
1,679,267 Government National Mortgage Association, 5.5%, 10/15/  1,656,936
 476,297  Government National Mortgage Association, 5.5%, 11/15/    477,129
1,654,955 Government National Mortgage Association, 5.5%, 11/15/  1,633,624
 922,772  Government National Mortgage Association, 5.5%, 11/15/    910,038
 137,178  Government National Mortgage Association, 5.5%, 12/15/    137,417
  37,134  Government National Mortgage Association, 5.5%, 12/15/     36,656
2,309,227 Government National Mortgage Association, 5.5%, 2/15/3 2,278,519 1,225,767 Government National Mortgage Association, 5.5%, 2/15/3 1,209,467 9,490,341 Government National Mortgage Association, 5.5%, 3/15/3 9,358,725 11,818,425Government National Mortgage Association, 5.5%, 3/15/3 11,654,521
  11,256  Government National Mortgage Association, 5.5%, 4/15/1     11,269
4,475,294 Government National Mortgage Association, 5.5%, 4/15/3 4,413,538 1,338,831 Government National Mortgage Association, 5.5%, 4/20/3 1,316,981 1,351,090 Government National Mortgage Association, 5.5%, 5/15/3 1,333,123 2,612,548 Government National Mortgage Association, 5.5%, 5/15/3 2,576,316 2,004,837 Government National Mortgage Association, 5.5%, 6/15/3 1,978,177 2,127,692 Government National Mortgage Association, 5.5%, 7/15/3 2,100,267 7,755,387 Government National Mortgage Association, 5.5%, 7/15/3 7,652,257 7,869,611 Government National Mortgage Association, 5.5%, 7/15/3 7,764,962 1,393,290 Government National Mortgage Association, 5.5%, 8/15/1 1,394,939 1,615,003 Government National Mortgage Association, 5.5%, 8/15/1 1,616,914
 124,847  Government National Mortgage Association, 5.5%, 8/15/3    123,279
7,572,552 Government National Mortgage Association, 5.5%, 8/15/3 7,471,853 4,015,890 Government National Mortgage Association, 5.5%, 8/15/3 3,960,195 1,354,515 Government National Mortgage Association, 5.5%, 9/15/3 1,337,510 3,000,000 Government National Mortgage Association, 5.5%, 9/15/3 2,958,394 3,605,284 Government National Mortgage Association, 5.5%, 7/15/3 3,555,534
 258,198  Government National Mortgage Association, 6.0%, 1/15/3    260,330
 736,858  Government National Mortgage Association, 6.0%, 1/15/3    743,334
 218,529  Government National Mortgage Association, 6.0%, 10/15/    220,416
 368,056  Government National Mortgage Association, 6.0%, 10/15/    371,095
 743,827  Government National Mortgage Association, 6.0%, 10/15/    749,416
2,881,787 Government National Mortgage Association, 6.0%, 10/15/  2,900,498
 124,768  Government National Mortgage Association, 6.0%, 11/15/    125,846
 982,655  Government National Mortgage Association, 6.0%, 11/15/    990,039
 192,276  Government National Mortgage Association, 6.0%, 2/15/3    193,864
5,318,147 Government National Mortgage Association, 6.0%, 2/15/3  5,352,417
  13,566  Government National Mortgage Association, 6.0%, 3/15/3     13,683
 398,945  Government National Mortgage Association, 6.0%, 3/15/3    402,239
 302,992  Government National Mortgage Association, 6.0%, 3/15/3    305,493
 499,644  Government National Mortgage Association, 6.0%, 3/15/3    503,769
1,265,843 Government National Mortgage Association, 6.0%, 3/15/3  1,276,295
 617,981  Government National Mortgage Association, 6.0%, 3/15/3    623,445
 801,967  Government National Mortgage Association, 6.0%, 3/15/3    809,139
3,150,345 Government National Mortgage Association, 6.0%, 3/15/3  3,170,800
   3,782  Government National Mortgage Association, 6.0%, 4/15/1      3,837
 343,370  Government National Mortgage Association, 6.0%, 4/15/3    346,205
 481,328  Government National Mortgage Association, 6.0%, 5/15/1    488,516
 396,803  Government National Mortgage Association, 6.0%, 5/15/1    402,728
 637,300  Government National Mortgage Association, 6.0%, 5/15/3    642,561
  85,610  Government National Mortgage Association, 6.0%, 6/15/1     86,889
  57,115  Government National Mortgage Association, 6.0%, 6/15/3     57,587
 559,949  Government National Mortgage Association, 6.0%, 7/15/3    542,657
   9,912  Government National Mortgage Association, 6.0%, 8/15/1     10,089
  52,864  Government National Mortgage Association, 6.0%, 8/15/3     53,369
3,753,147 Government National Mortgage Association, 6.0%, 8/15/3  3,778,397
 761,136  Government National Mortgage Association, 6.0%, 9/15/1    771,634
1,509,526 Government National Mortgage Association, 6.0%, 9/15/2  1,524,525
 256,494  Government National Mortgage Association, 6.0%, 9/15/3    258,710
  20,924  Government National Mortgage Association, 6.0%, 9/15/3     21,105
 344,687  Government National Mortgage Association, 6.0%, 9/15/3    347,277
3,906,200 Government National Mortgage Association, 6.0%, 9/15/3  3,932,868
  67,615  Government National Mortgage Association, 6.5%, 1/15/2     69,345
 553,619  Government National Mortgage Association, 6.5%, 1/15/3    567,145
2,445,762 Government National Mortgage Association, 6.5%, 1/15/3  2,507,144
  25,211  Government National Mortgage Association, 6.5%, 1/15/3     25,832
  96,042  Government National Mortgage Association, 6.5%, 1/15/3     98,249
 157,026  Government National Mortgage Association, 6.5%, 1/15/3    160,634
  16,566  Government National Mortgage Association, 6.5%, 1/15/3     16,932
5,100,000 Government National Mortgage Association, 6.5%, 10/1/3  5,211,563
 183,813  Government National Mortgage Association, 6.5%, 10/15/    188,395
 601,328  Government National Mortgage Association, 6.5%, 10/15/    616,319
  40,172  Government National Mortgage Association, 6.5%, 10/15/     41,173
 560,682  Government National Mortgage Association, 6.5%, 10/15/    574,380
   9,126  Government National Mortgage Association, 6.5%, 10/15/      9,345
  34,039  Government National Mortgage Association, 6.5%, 11/15/     34,887
 368,666  Government National Mortgage Association, 6.5%, 11/15/    377,894
   8,839  Government National Mortgage Association, 6.5%, 2/15/2      9,065
  40,618  Government National Mortgage Association, 6.5%, 2/15/2     41,657
 203,849  Government National Mortgage Association, 6.5%, 2/15/3    208,830
 333,852  Government National Mortgage Association, 6.5%, 2/15/3    341,524
  80,309  Government National Mortgage Association, 6.5%, 3/15/2     82,364
 267,970  Government National Mortgage Association, 6.5%, 3/15/2    274,824
  70,161  Government National Mortgage Association, 6.5%, 3/15/2     71,956
  88,209  Government National Mortgage Association, 6.5%, 3/15/3     90,408
  91,909  Government National Mortgage Association, 6.5%, 3/15/3     94,155
 613,623  Government National Mortgage Association, 6.5%, 3/15/3    627,190
 486,651  Government National Mortgage Association, 6.5%, 4/15/3    498,783
  25,502  Government National Mortgage Association, 6.5%, 4/15/3     26,125
 135,517  Government National Mortgage Association, 6.5%, 4/15/3    138,513
     650  Government National Mortgage Association, 6.5%, 5/15/2        666
 372,258  Government National Mortgage Association, 6.5%, 5/15/2    381,957
 128,933  Government National Mortgage Association, 6.5%, 5/15/3    132,160
 113,375  Government National Mortgage Association, 6.5%, 5/15/3    116,217
  54,329  Government National Mortgage Association, 6.5%, 5/15/3     55,657
  18,854  Government National Mortgage Association, 6.5%, 6/15/3     19,325
3,148,647 Government National Mortgage Association, 6.5%, 6/15/3  3,227,583
 100,810  Government National Mortgage Association, 6.5%, 6/15/3    103,273
 652,199  Government National Mortgage Association, 6.5%, 6/15/3    667,186
 114,075  Government National Mortgage Association, 6.5%, 6/15/3    116,597
1,192,394 Government National Mortgage Association, 6.5%, 7/15/3  1,221,527
 226,032  Government National Mortgage Association, 6.5%, 7/15/3    231,555
 426,367  Government National Mortgage Association, 6.5%, 7/15/3    435,794
1,101,780 Government National Mortgage Association, 6.5%, 7/15/3  1,126,139
  38,165  Government National Mortgage Association, 6.5%, 8/15/1     39,040
 178,232  Government National Mortgage Association, 6.5%, 8/15/3    182,587
  31,965  Government National Mortgage Association, 6.5%, 8/15/3     32,746
 164,807  Government National Mortgage Association, 6.5%, 9/15/3    168,833
  45,566  Government National Mortgage Association, 6.5%, 9/15/3     46,614
2,275,777 Government National Mortgage Association, 6.50%, 12/15  2,332,223
 214,541  Government National Mortgage Association, 6.50%, 8/15/    219,890
 201,098  Government National Mortgage Association, 7.0%, 11/15/    210,819
  78,239  Government National Mortgage Association, 7.0%, 11/15/     82,021
  27,705  Government National Mortgage Association, 7.0%, 12/15/     28,691
  15,323  Government National Mortgage Association, 7.0%, 12/15/     16,052
  62,937  Government National Mortgage Association, 7.0%, 2/15/3     65,928
   7,343  Government National Mortgage Association, 7.0%, 4/15/2      7,696
  86,005  Government National Mortgage Association, 7.0%, 4/15/2     90,125
  18,331  Government National Mortgage Association, 7.0%, 4/15/3     19,191
 267,685  Government National Mortgage Association, 7.0%, 5/15/3    280,254
  63,826  Government National Mortgage Association, 7.0%, 6/15/3     66,821
 145,285  Government National Mortgage Association, 7.0%, 6/15/3    152,190
   6,799  Government National Mortgage Association, 7.0%, 8/15/2      7,126
 686,682  Government National Mortgage Association, 7.0%, 8/15/3    718,899
  64,261  Government National Mortgage Association, 7.0%, 9/15/1     66,261
 130,292  Government National Mortgage Association, 7.5%, 12/15/    136,654
  14,079  Government National Mortgage Association, 7.5%, 2/15/2     14,793
  18,250  Government National Mortgage Association, 7.5%, 2/15/3     19,141
  38,298  Government National Mortgage Association, 7.5%, 8/15/1     39,534
  36,064  Government National Mortgage Association, 7.5%, 8/15/2     37,856
   3,075  Government National Mortgage Association, 7.75%, 11/15      3,245
  10,308  Government National Mortgage Association, 7.75%, 2/15/     10,882
  25,741  Government National Mortgage Association, 8.0%, 5/15/1     26,664
   3,914  Government National Mortgage Association, 9.5%, 5/15/2      4,285
   2,082  Government National Mortgage Association, 10.0%, 1/15/      2,352
   1,865  Government National Mortgage Association, 10.0%, 1/15/      2,107
 406,377  Government National Mortgage Association, I, 6.0%, 2/1    410,295
  39,176  Government National Mortgage Association, I, 7.0%, 12/     41,038
  27,275  Government National Mortgage Association, I, 7.0%, 3/1     28,555
  18,743  Government National Mortgage Association, I, 7.5%, 10/     19,674
1,906,707 Governement National Mortgage Association II, 4.5%, 1/  1,779,509
 762,042  Government National Mortgage Association II, 4.5%, 12/    711,188
 159,281  Government National Mortgage Association II, 5.5%, 11/    156,682
 260,145  Government National Mortgage Association II, 5.5%, 2/2    255,900
1,492,432 Government National Mortgage Association II, 5.5%, 3/2 1,468,076 5,207,589 Government National Mortgage Association II, 6.0%, 11/ 5,242,462
 162,466  Government National Mortgage Association II, 7.0%, 1/2    169,741
 702,055  Government National Mortgage Association, II, 5.5%, 10    700,700
   9,416  Government National Mortgage Association, II, 6.5%, 2/      9,644
   4,430  Government National Mortgage Association, II, 6.5%, 3/      4,536
 126,901  Government National Mortgage Association, II, 6.5%, 4/    129,962
 273,676  Government National Mortgage Association, II, 7.0%, 11    285,992
  10,149  Government National Mortgage Association, II, 7.0%, 12     10,599
9,000,000 U.S. Treasury Bonds, 3.625%, 5/15/13                    8,720,856
26,400,000U.S. Treasury Bonds, 4.25%, 11/15/13                   26,323,678
9,990,000 U.S. Treasury Bonds, 5.125%, 5/15/16                   10,409,110
23,000,000U.S. Treasury Bonds, 6.25%, 8/15/23                    26,423,044
5,257,000 U.S. Treasury Inflation Protected Security, 0.0%, 11/15 4,046,681 4,550,000 U.S. Treasury Inflation Protected Security, 0.0%, 2/15 3,974,571 28,443,635U.S. Treasury Inflation Protected Security, 1.875%, 7/ 27,690,334 3,382,050 U.S. Treasury Inflation Protected Security, 2.0%, 1/15 3,333,433 23,608,727U.S. Treasury Inflation Protected Security, 2.0%, 1/15 23,077,531
  73,462  U.S. Treasury Inflation Protected Security, 2.375%, 4/     73,939
 115,853  U.S. Treasury Inflation Protected Security, 3.0%, 7/15    120,578
 117,312  U.S. Treasury Inflation Protected Security, 3.375%, 1/    123,361
26,700,000U.S. Treasury Notes, 4.0%, 11/15/12                    26,474,705
5,000,000 U.S. Treasury Notes, 4.5%, 11/15/15                     5,006,640
4,600,000 U.S. Treasury Notes, 4.5%, 2/15/36                      4,361,004
3,800,000 U.S. Treasury Notes, 8.75%, 5/15/17                     5,004,718
 400,000  U.S. Treasusy Notes, 4.5%, 5/15/17                        397,750
                                                                $702,775,936
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost  $702,672,294)                                  $702,775,936

          MUNICIPAL BOND - 0.0 %
          Government - 0.0 %
          Municipal Tobacco - 0.0 %
 450,000  Tobacco Settlement Authority Iowa, 6.79%, 6/1/10      $   459,432
          TOTAL MUNICIPAL BOND
          (Cost  $450,000)                                      $   459,432

          SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.3 %
          Consumer Durables & Apparel - 0.1 %
          Housewares & Specialties - 0.1 %
1,321,688 Jarden Corp., Term Loan B3, 7.6981%, 1/24/12          $ 1,312,413
          Total Consumer Durables & Apparel                     $ 1,312,413
          Consumer Services - 0.1 %
          Casinos & Gaming - 0.1 %
 284,211  Seminole Tribe of Florida, Term B-2 Delay, 7.125%, 3/5$   282,434
  84,211  Seminole Tribe of Florida, Term B-1 Delay, 6.9723%, 3/     83,684
 281,579  Seminole Tribe of Florida, Term B-3 Delay, 6.875%, 3/5    279,819
                                                                $   645,937
          Total Consumer Services                               $   645,937
          Health Care Equipment & Services - 0.4 %
          Health Care Facilities - 0.2 %
 208,621  Sun Health Care, Delayed Draw, 5.0473% 4/19/24        $   202,362
 265,517  Sun Health Care, Synthetic LC, 5.1288% 4/19/14            257,551
1,175,862 Sun Health Care, Term Loan, 7.3699%, 4/19/14            1,140,586
                                                                $ 1,600,499
          Managed Health Care - 0.2 %
2,885,500 HCA., Inc, Tranche B Term, 7.4481%, 11/7/13           $ 2,835,004
          Total Health Care Equipment & Services                $ 4,435,503
          Pharmaceuticals & Biotechnology - 0.3 %
          Pharmaceuticals - 0.3 %
3,125,000 Talecris Biotherapeutics, First Lien Term, 0.0%, 12/6/$ 3,117,189
          Total Pharmaceuticals & Biotechnology                 $ 3,117,189
          Utilities - 0.3 %
          Independent Power Producer & Energy Traders - 0.3 %
2,967,544 Calpine Corp., First Priority Term, 7.4481%, 3/29/09  $ 2,940,602
          Total Utilities                                       $ 2,940,602
          TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
          (Cost  $12,487,963)                                   $12,451,644

          TEMPORARY CASH INVESTMENTS - 6.8 %
          Commercial Paper - 6.8 %
33,850,000BNP Paribas Financial, Inc., 5.2%, 10/1/07            $33,850,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $33,850,000)                                   $33,850,000

          TOTAL INVESTMENT IN SECURITIES - 102.0%
          (Cost  $1,010,260,949)                                $1,008,262,383

          OTHER ASSETS AND LIABILITIES - (2.0)%                 $(19,669,130)

          TOTAL NET ASSETS - 100.0%                             $988,593,253


   144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to
$40,486,100
          or 4.1% of total net assets.

    (a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,010,260,949 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost             $5,551,661

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value              (7,550,227)

          Net unrealized loss                                   $(1,998,566)


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.